OTHER ASSETS (Details) $ in Thousands, $ in Thousands	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 HKD ($)
Current:
Staff advances	$ 26,527		$ 36,468
Others	55,067		70,419
Total	81,594	$ 10,461	106,887
Non-current:
Refundable Deposit	337,513		150,733
Property and equipment, net	175,757		108,316
Deferred tax assets	38,317		17,174
Intangible assets, net	17,218		10,216
Total	$ 568,805	$ 72,928	$ 286,439